Related Party Transactions - Transactions with Investees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fengyi Technology
Related Party Transaction
Advertising revenues earned from/(agency service fees paid to) related party	¥ 48	¥ (1,047)	¥ 3,721
Advertising and promotion expenses charged			¥ (142)
Other Investee
Related Party Transaction
Revenues earned from related party	¥ 142